RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with equity investee

Total amount due from ZTE9 for outstanding loans was RMB1.0 million and RMB1.0 million (US$0.1 million) as of December 31, 2019 and June 30, 2020, respectively.

The Group charged service fees to Big Data of RMB 0.01 million  and nil for the six months ended June 30, 2019 and 2020, respectively. Total amount due from Big Data was RMB0.1 million and RMB0.1 million (US$0.01 million) as of December 31, 2019 and June  30, 2020, respectively.

Transaction with Mr.  Jun Zhu

Mr. Jun Zhu, the chairman and chief executive officer, provided loans of RMB16.1 million  and nil to the Group in 2019 and 2020, respectively. The loans were interest-free and the outstanding balance of RMB63.2 million and RMB44.1 million (US$6.2 million) remained as of December 31, 2019 and June 30, 2020, respectively.

In May 2019, the issued and outstanding ordinary shares then held by Incsight, which is wholly owned by Mr. Jun Zhu, and the issued and outstanding ordinary shares then held by Mr. Jun Zhu himself, were re-designated and re-classified as Class B ordinary shares. All other ordinary shares then issued and outstanding were re-designated and re-classified as Class A ordinary shares. On the same date, the Company amended and restated then effective Amended and Restated Memorandum of Association and Articles of Association in their entirety and adopted the Second Amended and Restated Memorandum and Articles of Association which reflect, among other things, the changes to the capital structure of the Company. As a result of such changes, Mr. Jun Zhu holds the majority of our outstanding voting power and we became a “controlled company” as defined under Nasdaq Stock Market Rules.

Transaction with Comtec

In June 2019, the Group entered into a share purchase agreement with Comtec, a wholly-owned subsidiary of Comtec Solar Systems Group Limited (SEHK: 00712) (“Comtec Group”), an entity affiliated with Kwok Keung Chau, independent director of the Company. Pursuant to the share purchase agreement, the Company has issued 3,444,882 Class A ordinary shares to purchase 9.9% equity interest in Zhenjiang Kexin, a lithium battery management system and power storage system supplier.

24. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with equity investee

In 2013, the Group entered into an agreement with ZTE9, an equity investee of the Group, to jointly operate IPTV games in the PRC. According to the agreement, the Group pays ZTE9 a royalty fee for providing game contents on IPTV. Net royalty and other service fees related to IPTV business charged by ZTE9 to the Group amounted to RMB5.2million and nil for the years ended December 31, 2018 and 2019, respectively. The Group provided IPTV related supporting service to ZTE9 of RMB0.2 million and nil for the years ended December 31, 2018 and 2019, respectively. Total amount due to ZTE9 for IPTV business was RMB5.1 million and RMB0.2 million (US$0.03 million) as of December 31, 2018 and 2019, respectively. The Group lent RMB0.6 million and nil to ZTE9 to fund its operations in 2018 and 2019, respectively. ZTE9 has repaid RMB1.7 million and nil in 2018 and 2019, respectively. Total amount due from ZTE9 for outstanding loans was RMB1.0 million and RMB1.0 million (US$0.1 million) as of December 31, 2018 and 2019, respectively.

The Group charged service fees to Big Data of RMB0.05 million and RMB 0.02 million (US$0.01 million) for the years ended December 31, 2018 and 2019, respectively. The Group charged outsourcing service fee of RMB0.4 million and nil for the years ended December 31, 2018 and 2019, respectively. Total amount due from Big Data was RMB0.1 million and RMB0.1 million (US$0.02 million) as of December, 2018 and 2019, respectively.

In 2014, the Group entered into a license agreement with System Link, a 50% joint venture of the Group, for publishing and operating Firefall for a five-year term in the PRC. Under this license agreement, System Link is expected to pay Red 5 and Red 5 Singapore a total of no less than US$160.0 million (including license fee and royalties) during the term of the agreement. In 2015, System Link paid US$10.0 million to the Group as a license fee. The Group recorded the US$10.0 million as amount due to the related party and was to amortize the amount over the five-year period. System Link has been dormant since the cessation of Firefall in March 2016 and the termination of CrossFire 2 license in November 2017. Red 5 Singapore filed a lawsuit against System Link in 2016. Due to ongoing litigation and non-operation of Firefall, Red 5 was no longer required to render any service to System Link in relation to the operation of Firefall. As such, Red 5 recognized the remaining unamortized license fee as revenue in 2017. The balance due to System Link (non-current) was nil as both of December 31, 2018 and 2019. The Group recognized licensing revenue of RMB51.1 million, nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively. In 2019, the Group has reached an out-of-court settlement with Qihoo 360 where Red 5 Singapore has withdrawn the litigation from Shanghai Intellectual Property Court in May 2019 and the Group is implementing a mediation agreement with Qihoo 360 to settle the arbitration proceeding in Hong Kong as of the issuance date of these consolidated financial statements (see Note 30.2).

Transaction with T3

In 2016, Asian Way entered into a license agreement with T3, an equity investee of the Group, for developing a game using augmented reality (“AR”) technologies based on the intellectual property relating to the game. Upon commercial launch, Asian Way will share certain percentages of revenues of the game to T3. The game is still under development as of December 31, 2019. The Group has sold all its equity interest in T3 during the year.

Transaction with Mr.  Jun Zhu

Mr. Jun Zhu, the chairman and chief executive officer, provided loans of RMB11.0 million and RMB16.1 million (US$2.3 million) to the Group in 2018 and 2019, respectively. The loans were interest-free and the outstanding balance of RMB57.1 million and RMB63.2 million (US$9.1 million) remained as of December 31, 2018 and 2019, respectively.

In May 2019, the issued and outstanding ordinary shares then held by Incsight, which is wholly owned by Mr. Jun Zhu, and the issued and outstanding ordinary shares then held by Mr. Jun Zhu himself, were re-designated and re-classified as Class B ordinary shares. All other ordinary shares then issued and outstanding were re-designated and re-classified as Class A ordinary shares. On the same date, the Company amended and restated then effective Amended and Restated Memorandum of Association and Articles of Association in their entirety and adopted the Second Amended and Restated Memorandum and Articles of Association which reflect, among other things, the changes to the capital structure of the Company. As a result of such changes, Mr. Jun Zhu holds the majority of our outstanding voting power and we became a “controlled company” as defined under Nasdaq Stock Market Rules.

Transaction with Comtec

In June 2019, the Group entered into a share purchase agreement with Comtec, a wholly-owned subsidiary of Comtec Solar Systems Group Limited (SEHK: 00712) (“Comtec Group”), an entity affiliated with Kwok Keung Chau, independent director of the Company. Pursuant to the share purchase agreement, the Company has issued 3,444,882 Class A ordinary shares to purchase 9.9% equity interest in Zhenjiang Kexin, a lithium battery management system and power storage system supplier.